Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	VIKING SYSTEMS INC
Document Type	Other
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		72,554,620
Entity Public Float			$ 13,185,832
Amendment Flag	false
Entity Central Index Key	0001065754
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY